Operating Segment	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Operating Segment
NOTE 3	Operating segment
Segments
We manage our business and report our financial results through one operating segment. The Company’s chief operating decision maker (CODM) is the chief executive officer.

Boa Vista Servicos S A [member]
Disclosure of operating segments [line items]
Operating Segment
25	Operating segment
The Group has only one reportable segment for the period from January 1, 2023 to August 7, 2023 and for the year ended December 31, 2022.